Financial Instruments and Risk Management - Schedule of Financial Assets and Liabilities at Amortized Cost (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Financial assets at amortized cost
Trade receivables	RM 24,972,158	$ 5,928,108	RM 21,273,094	$ 4,753,233		RM 15,901,880
Other receivables	5,925,568	1,406,664	930,246
Amount due from related parties	6,380,850	1,514,742	2,420,493	540,832		3,207,158
Cash and bank balances	23,037,161	5,468,763	13,901,973	3,106,239	RM 10,034,522	5,600,147	RM 8,231,746
Total financial assets	60,315,737	14,318,277	38,525,806
Financial liabilities at amortized cost
Trade payables	(25,154,330)	(5,971,354)	(27,396,814)	(6,121,509)		(38,418,873)
Other payables and accrued liabilities	(12,810,351)	(3,041,033)	(31,816,499)	(7,109,038)		(1,266,140)
Bank and other borrowings	(55,316,394)	(13,131,488)	(35,039,857)	(7,829,261)		(24,709,116)
Amount due to related parties	(3,114,186)	(739,273)	(2,168,066)	(484,430)		(2,759,913)
Total financial liabilities	RM (96,395,261)	$ (22,883,148)	(96,421,236)	(21,544,238)		(67,154,042)
Previously Reported [Member]
Financial assets at amortized cost
Other receivables			930,245	207,853		1,589,120
Total financial assets			RM 38,525,805	$ 8,608,157		RM 26,298,305